Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	MSLP
Entity Registrant Name	MUSCLEPHARM CORP
Entity Central Index Key	0001415684
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash	$ 517,811	$ 43,704
Accounts receivable	2,399,097	426,761	111,476
Prepaid and other		935,845	76,686
Prepaid stock compensation	382,546	893,240
Inventory			4,245
Other current assets	9,211	42,605
Deposits			32,116
Total Current Assets	3,308,665	1,406,310	224,523
Property and equipment	514,404	138,551	39,815
Prepaid and other		1,176,120	2,665
Prepaid stock compensation	810,399	1,088,131
Other assets	239,603	87,989
Total Assets	4,873,071	2,720,981	267,003
Current Liabilities:
Cash overdraft			17,841
Accounts payable and accrued liabilites	2,885,403	3,155,701
Accounts payable		2,654,989	765,536
Demand loans	278,600
Accrued liabilities		500,712	161,410
Deferred revenue	18,240	75,733	15,018
Due to factor		71,783
Due to related parties			27,929
Debt	2,008,567	289,488	459,864
Derivative liabilities	5,155,773	622,944
Total Current Liabilities	10,346,583	4,215,649	1,447,598
Long Term Liabilities:
Debt	87,620	250,000
Total Liabilities	10,434,203	4,465,649	1,447,598
Stockholders' Deficit
Series A, Convertible Preferred Stock, $0.001 par value; 833,000 shares authorized for the six months ended June 30, 2011 and year ended 2010 and 10,000,000 for year ended 2009, none issued and outstanding
Common Stock, $0.001 par value; 500,000,000 shares authorized for the Six months June 30, 2011, and 195,000,000 for the year 2010 and 2009 respectively; 252,555,498, 118,649,439, and 26,000,000 issued and outstanding for the six months ended June 30, 2011, year ended 2010 and 2009 respectively	252,555	118,649	26,000
Additional paid-in capital	28,510,297	20,012,122	1,099,508
Accumulated deficit	(34,323,984)	(21,875,438)	(2,306,101)
Total Stockholders' Deficit	(5,561,132)	(1,744,667)	(1,180,594)
Total Liabilities and Stockholders' Deficit	$ 4,873,071	$ 2,720,981	$ 267,003

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Series A, Convertible Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A, Convertible Preferred Stock, shares authorized	10,000,000	833,000	833,000
Series A, Convertible Preferred Stock, issued	0	0	0
Series A, Convertible Preferred Stock, outstanding	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	195,000,000	195,000,000
Common Stock, issued	252,555,498	118,649,439	26,000,000
Common Stock, outstanding	252,555,498	118,649,439	26,000,000

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Sales	$ 3,802,806	$ 468,109	$ 7,320,580	$ 1,726,697	$ 4,047,295	$ 1,017,916
Cost of sales	2,481,657	361,250	4,805,865	1,192,608	2,804,274	922,971
Gross profit	1,321,149	106,859	2,514,715	534,089	1,243,021	94,945
General and administrative expenses	3,214,917	2,982,236	5,495,708	5,661,122	19,494,857	1,906,027
Loss from Operations	(1,893,768)	(2,875,377)	(2,980,993)	(5,127,033)	(18,251,836)	(1,811,082)
Other expenses
Interest expense	(2,983,468)	(316,283)	(3,502,390)	(674,343)	(480,589)	(102,390)
Derivative expense	(2,698,490)		(4,057,859)		(93,638)
Change in fair value of derivative liabilities	766,487		634,770		(149,306)
Other expense					(160,568)
Loss on settlement of accounts payable and / or accounts payable - net	(627,384)		(2,542,073)		(433,400)
Total other expense	(5,542,854)	(316,283)	(9,467,552)	(674,343)	(1,317,500)	(102,390)
Net Loss	$ (7,436,623)	$ (3,191,660)	$ (12,448,545)	$ (5,801,376)	$ (19,569,337)	$ (1,913,472)
Net Loss Per Common Share - Basic and Dilutive	$ (0.04)	$ (0.11)	$ (0.07)	$ (0.21)	$ (0.48)	$ (0.07)
Weighted average number of common shares outstanding during the period - Basic and Dilutive	201,864,655	29,247,811	174,365,323	27,702,640	41,141,549	25,914,615

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net loss	$ (12,448,545)	$ (5,801,376)	$ (19,569,337)	$ (1,913,472)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	31,393	6,455
Depreciation and amortization			18,567	7,953
Bad debt (recovery)	(5,203)	660	119,468
Share based payments	758,826	2,641,067
Amortization of prepaid stock based compensation	1,039,925		768,637
Amortization of debt discount and debt issue costs	3,034,192	594,351	485,689	79,364
Derivative expense	4,057,859		93,638
Change in fair value of derivative liabilities	(634,770)		149,306
Loss on sale of accounts receivable		5,196
Loss on settlement of accounts payable	2,542,073		433,400
(Increase) decrease in:
Accounts receivable	(1,967,133)	(459,454)	(434,753)	(97,237)
Prepaid and other	(48,359)	54,411	(87,989)	(64,318)
Inventory		(70,672)	4,245	49,001
Deposits		(55,055)
Deposits			32,116	13,700
Other current Assets		(2,267)	21,286	(2,665)
Accounts payable and accrued liabilities	1,057,640	1,264,000
Accounts payable			1,889,454	712,958
Accrued liabilities			397,193	161,410
Deferred revenue	(57,493)	294,887	60,715	15,018
Due to factor	(5,853)		71,783
Stock issued for services - officers			5,300,000
Net Cash Used In Operating Activities	(2,645,448)	(1,527,797)	(3,795,477)	(1,038,289)
Cash Flows From Investing Activities:
Purchases of property and equipment	(324,435)	(6,884)	(117,303)	(24,407)
Net Used In Investing Activities	(324,435)	(6,884)	(117,303)	(24,407)
Cash Flows From Financing Activities:
Proceeds from sale of accounts receivable		226,847
Repayment of debt - related party		(39,797)
Proceeds from issuance of debt	3,648,083	1,026,000	2,140,608	932,500
Debt issue costs	(204,093)
Payment for recapitalziation from merger		(25,108)
Proceeds from issuance of common stock		317,098
Bank / Cash overdraft		29,641	(17,841)	5,839
Due to related party			(27,929)	25,317
Proceeds from issuance of debt - related party			358,077
Repayments on debt				(5,000)
Proceeds from issuance of common stock and warrants - net of recapitalization payment			1,503,569
Capital contribution				104,008
Net Cash Provided By Financing Activities	3,443,990	1,534,681	3,956,484	1,062,664
Net increase (decrease) in cash	474,107		43,704	(32)
Cash at Beginning of period / year	43,704			32
Cash at end of period / year	517,811		43,704
Supplemental disclosures of cash flow information:
Cash paid for interest	2,518,761		15,882	5,806
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for future services - third parties	251,500		2,734,548
Debt discount recorded on convertible debt accounted for as a derivative liability	3,258,108		380,000
Stock issued to settle accounts payable and accrued expenses - third parties	1,393,868
Conversion of convertible debt and accrued interest for common stock			1,033,500
Conversion of notes to common stock	1,454,635	167,199
Reclassification of convertible notes to demand loans	278,600
Reclassification of derivative liability to additional paid in capital	1,284,928
Beneficial conversion feature - convertible debt		366,000		547,000
Conversion of preferred stock to common stock		15	83
Stock issued to acquire equipment	82,811
Original issue discount			37,500
Share cancellation	350
Services Rendered
(Increase) decrease in:
Stock issued			4,554,615
Extension of Debt Maturity Date
(Increase) decrease in:
Stock issued			95,500
Contract Settlement in Connection with Lawsuit
(Increase) decrease in:
Stock issued			100,000
Debt Offering
(Increase) decrease in:
Stock issued			30,500
Settlement of debt | Third Parties
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			1,191,064
Settlement of debt | Related Party
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			358,077
Settlement of Accounts Payable
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			433,400
Officer
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments			1,039,500
All Other
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments			$ 630,990

Statement of Stockholders' Equity (Deficit) (USD $)	Total	Series A, Convertible Preferred	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Cash	Cash Common Stock	Cash Additional Paid-in Capital	Conversion of Preferred Stock to Common Stock Series A, Convertible Preferred	Conversion of Preferred Stock to Common Stock Common Stock	Conversion of Preferred Stock to Common Stock Additional Paid-in Capital	Conversion of Convertible Debt to Common Stock	Conversion of Convertible Debt to Common Stock Common Stock	Conversion of Convertible Debt to Common Stock Additional Paid-in Capital	Cash and Warrants	Cash and Warrants Common Stock	Cash and Warrants Additional Paid-in Capital	Services Rendered	Services Rendered Common Stock	Services Rendered Additional Paid-in Capital	Future Services	Future Services Common Stock	Future Services Additional Paid-in Capital	Settlement of Accounts Payable	Settlement of Accounts Payable Common Stock	Settlement of Accounts Payable Additional Paid-in Capital	Debt Offering	Debt Offering Common Stock	Debt Offering Additional Paid-in Capital	Extension of Debt Maturity Date	Extension of Debt Maturity Date Common Stock	Extension of Debt Maturity Date Additional Paid-in Capital	Contract Settlement in Connection with Lawsuit	Contract Settlement in Connection with Lawsuit Common Stock	Contract Settlement in Connection with Lawsuit Additional Paid-in Capital	Officer	Officer Additional Paid-in Capital	Third Parties Settlement of debt	Third Parties Settlement of debt Common Stock	Third Parties Settlement of debt Additional Paid-in Capital	Related Party Settlement of debt	Related Party Settlement of debt Common Stock	Related Party Settlement of debt Additional Paid-in Capital	All Other	All Other Additional Paid-in Capital
Beginning Balance at Dec. 31, 2008	$ 81,871		$ 25,829	$ 448,671	$ (392,629)
Beginning Balance (in shares) at Dec. 31, 2008			25,828,950
Capital contribution	16,508			16,508
Beneficial conversion feature - convertible debt	547,000			547,000
Net loss	(1,913,472)				(1,913,472)
Issuance of common stock (in shares)							171,050
Issuance of common stock						87,500	171	87,329
Ending Balance at Dec. 31, 2009	(1,180,594)		26,000	1,099,508	(2,306,101)
Beginning Balance (in shares) at Dec. 31, 2009			26,000,000
Recapitalization and deemed issuance (in shares)		83,333	70,838
Recapitalization and deemed issuance	(25,107)	83	71	(25,261)
Services - officers (in shares)			10,000,000
Services - officers	5,300,000		10,000	5,290,000
Net loss	(19,569,337)				(19,569,337)
Issuance of common stock (in shares)																4,167,767			22,457,214			10,545,200			9,014,286			50,000			130,000			511,509					4,165,571			7,161,548
Issuance of common stock															1,528,676	4,168	1,524,508	4,554,615	22,457	4,532,158	2,734,548	10,545	2,724,003	433,400	9,014	424,386	30,500	50	30,450	95,500	130	95,370	100,000	511	99,489			1,191,064	4,166	1,186,898	358,077	7,161	350,916
Conversion to common stock (in shares)									(83,333)	16,666,600			7,708,906
Conversion to common stock									(83)	16,667	(16,584)	1,033,500	7,709	1,025,791
Share based payments																																				1,039,500	1,039,500							630,990	630,990
Ending Balance at Dec. 31, 2010	$ (1,744,667)		$ 118,649	$ 20,012,122	$ (21,875,438)
Ending Balance (in shares) at Dec. 31, 2010			118,649,439

Nature of Operations and Basis of Presentation	6 Months Ended
Jun. 30, 2011
Nature of Operations and Basis of Presentation
Note 1 Nature of Operations and Basis of Presentation

Nature of Operations

MusclePharm Corporation (the “Company”, or “MusclePharm”), was organized as a limited liability company in the State of Colorado on April 22, 2008.  On February 18, 2010, the Company executed a reverse recapitalization with Tone in Twenty, Inc., a then inactive public shell company, and changed its name to MusclePharm Corporation.

The Company markets branded sports nutrition products.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) for interim financial information.

The financial information as of December 31, 2010 is derived from the audited financial statements presented in the Company’s Annual Report on Form 10-K for the years ended December 31, 2010 and 2009.  The unaudited interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, which contains the audited financial statements and notes thereto, together with the Management’s Discussion and Analysis, for the years ended December 31, 2010 and 2009.

Certain information or footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The interim results for the six months ended June 30, 2011, are not necessarily indicative of results for the full fiscal year.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Summary of Significant Accounting Policies
Note 2 Summary of Significant Accounting Policies

Principles of consolidation

All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes.

Such estimates and assumptions impact, among others, the following: the fair value of share-based payments, fair value of derivative liabilities, estimates of the probability and potential magnitude of contingent liabilities and the valuation allowance for deferred tax assets due to continuing operating losses.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from our estimates.

Risks and uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure. Also, see Note 3 regarding going concern and liquidity matters.

Cash and cash equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents.  There were no cash equivalents at June 30, 2011 and at December 31, 2010.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices.

Accounts receivable at June 30, 2011 and December 31, 2010:

Accounts receivable	$2,509,996	$542,863
Less: allowance for doubtful accounts	(110,899)	(116,102)
Accounts receivable – net	$2,399,097	$426,761

At June 30, 2011 and December 31, 2010, the Company had the following concentrations of accounts receivable with customers:

Customer	2011	2010
A	34%	86%
B	17%	9%
C	15%	-%
D	13%	-%

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that an impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of June 30, 2011 and December 31, 2010, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

		June 30, 2011	December 31, 2010
Derivative liabilities	Level 2	$5,155,773	$622,944

The Company’s financial instruments consisted primarily of cash, accounts receivable, prepaid stock compensation, other assets, accounts payable and accrued liabilities, demand loans and short term debt. The carrying amounts of the Company's financial instruments generally approximated their fair values as of June 30, 2011 and December 31, 2010, respectively, due to the short-term nature of these instruments.

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery.  The Company records sales allowances and discounts as a direct reduction of sales.  Sales for the three and six months ended June 30, 2011 and 2010, are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Sales	$3,838,374	$491,151	$7,509,589	$1,811,606
Discount	(35,568)	(23,042)	(189,009)	(84,909)
Sales - Net	$3,802,806	$468,109	$7,320,580	$1,726,697

The Company has an informal 7-day right of return for products. There were nominal returns for the three and six months ended June 30, 2011 and 2010.

For the six months ended  June 30, 2011 and 2010, the Company had the following concentrations of revenues with customers:

Customer	2011	2010
A	40%	31%
B	11%	13%
C	6%	14%
D	0%	28%

Cost of Sales

Cost of sales represents costs directly related to the production and manufacturing of the Company’s products and shipping and handling costs.

At June 30, 2011 and 2010, the Company had the following concentrations of purchases from vendors:

Customer	2011	2010
A	100%	16%
B	-%	76%

Shipping and Handling

Product sold is typically shipped directly to the customer from the manufacturer.  Any freight billed to customers is offset against shipping costs and included in cost of sales.

Advertising

The Company expenses advertising costs when incurred.

Advertising for the three and six months ended June 30, 2011 and 2010 are as follows:

Three Months Ended June 30,		Six Months Ended June 30,
2011	2010	2011	2010

$2,049,275	$1,817,540	$3,192,633	$3,055,512

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a "beneficial conversion feature" ("BCF") and related debt discount.

When the Company records a BCF, the relative fair value of the BCF would be recorded as a debt discount against the face amount of the respective debt instrument. The discount would be amortized to interest expense over the life of the debt.

There were no recorded BCF’s during 2011.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.  At June 30, 2011 and December 31, 2010, the Company had derivative liabilities in the amounts of  $5,155,773 and  $622,944, respectively.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt.  These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount.  The original issue discount is recorded to debt discount and additional paid in capital at an amount not to exceed gross proceeds raised, reducing the face amount of the note and is being amortized to interest expense over the life of the debt.

Share-based payments

Generally, all forms of share-based payments, including stock option grants, warrants, restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest.  Share-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Earnings per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by weighted average number of shares of common stock outstanding during each period.  Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

Since the Company reflected a net loss for the three and six months ended June 30, 2011 and 2010, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents at June 30, 2011 and 2010:

	2011	2010
Stock options (exercise price - $0.50/share)	2,767,500	-
Warrants (exercise price - $0.025 - $1.50/share)	59,843,333	-
Convertible debt	43,933,988	2,202,000
Total common stock equivalents	106,544,821	2,202,000

In the above table, some of the outstanding convertible debt and warrants from 2011 and 2010 contains discount to market provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change at each reporting period.

Reclassification

Certain items in the 2010 unaudited financial statement presentation have been reclassified to conform to the 2011 presentation.  Such reclassifications have no effect on previously reported financial condition, operations or cash flows.

Recent Accounting Pronouncements

There are no recent accounting pronouncements that are expected to have an effect on the Company’s consolidated financial statements.

Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Going Concern
Note 3 Going Concern and Liquidity

As reflected in the accompanying unaudited interim consolidated financial statements, the Company had a net loss of  $12,448,545 and net cash used in operations of  $2,645,448 for the six months ended June 30, 2011 and a working capital deficit and stockholders’ deficit of  $7,037,918 and  $5,561,132, respectively, at June 30, 2011. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on management’s plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including term notes, sale of aged debt to third parties in exchange for free trading stock, until such time that funds provided by operations are sufficient to fund working capital requirements.  The Company may need to incur liabilities with certain related parties to sustain the Company’s existence.

The Company will require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives.  The Company believes its current available cash along with anticipated revenues may be insufficient to meet its cash needs for the near future.  There can be no assurance that financing will be available in amounts or terms acceptable to the Company, if at all.

In response to these problems, management has taken the following actions:

•	seeking additional third party debt and/or equity financing;

•	generate new sales from international customers; and

•	allocate sufficient resources to continue with advertising and marketing efforts.

The accompanying unaudited interim consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2 Going Concern

As reflected in the accompanying financial statements, the Company had a net loss of  $19,569,337 and net cash used in operations of  $3,795,477 for the year ended December 31, 2010; and a working capital deficit and stockholders’ deficit of  $2,809,339 and  $1,744,667, respectively, at December 31, 2010. These factors raise substantial doubt about the Company's ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on Management's plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including term notes, sale of aged debt to third parties in exchange for free trading stock, until such time that funds provided by operations are sufficient to fund working capital requirements.  The Company may need to incur liabilities with certain related parties to sustain the Company’s existence.

The Company will require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives.  The Company believes its current available cash along with anticipated revenues may be insufficient to meet its cash needs for the near future.  There can be no assurance that financing will be available in amounts or terms acceptable to the Company, if at all.

In response to these problems, management has taken the following actions:

•	seeking additional third party debt and/or equity financing,
•	continue with the implementation of the business plan,
•	generate new sales from international customers; and
•	allocate sufficient resources to continue with advertising and marketing efforts

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property and Equipment
Note 4 Property and Equipment

Property and equipment consisted of the following at June 30, 2011 and December 31, 2010:

	June 30, 2011	December 31, 2010	Estimated Useful Life
Leasehold improvements	$142,194	$67,760	*
Furniture and fixtures	388,117	55,305	3 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
	573,830	166,584
Less: Accumulated depreciation and amortization	(59,426)	(28,033)
	$514,404	$138,551
* The shorter of 5 years or the life of the lease.

Note 4 Property and Equipment

Property and equipment consisted of the following at December 31, 2010 and 2009:

	2010	2009	Estimated Useful Life
Leasehold improvements	$67,760	$-	*
Furniture and fixtures	55,305	5,762	3 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
	166,584	49,281
Less: Accumulated depreciation and amortization	(28,033)	(9,466)
	$138,551	$39,815
* The shorter of 5 years or the life of the lease.

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt
Note 5 Debt

At June 30, 2011 and December 31, 2010, debt consists of the following:

	June 30, 2011	December 31, 2010

Convertible debt –secured – derivative liabilities	$2,759,995	$380,000
Conventional convertible debt – secured	-	225,000
Less: debt discount	(689,408)	(331,261)
Convertible debt – net	2,070,587	273,739

Secured debt	-	187,500

Unsecured debt	25,600	78,249

Total debt	2,096,187	539,488

Less: current portion	(2,008,567)	(289,488)

Long term debt	$87,620	$250,000

(A) Convertible Debt – Secured – Derivative Liabilities

During the six months ended June 30, 2011, the Company issued  $3,735,733 (net proceeds was  $3,443,990) in convertible debt – secured – derivative liabilities. The Company issued these debt instruments with 13 different sets of conversion terms.  The Material terms of the Company’s convertible debt – secured – derivative liabilities are as follows:

		Face Amount of Debt
Interest Rate	6% - 12%
Default interest rate	15% - 22%
Maturity	April 5, 2011 to June 2, 2014
Conversion terms 1	Average 10 day trade pricing divided by 200% of outstanding principal balance	$764,600
Conversion terms 2	Lesser of: Average of the lowest 2 closing prices of the 5 days preceding conversion date or $0.025/share	$775,000
Conversion terms 3	60% of the average of the lowest 3 closing prices in the 10 days preceding conversion date	$170,000
Conversion terms 4	$0.03	$100,000
Conversion terms 5	65% of the average of the lowest 3 closing prices in the 30 days preceding conversion	$303,800
Conversion terms 6	62% of the lowest closing prices in the 7 days preceding conversion date	$40,000
Conversion terms 7	70% of the average of the lowest 3 closing prices in the 30 days preceding conversion	$600,000
Conversion terms 8	50% of the average closing prices in the 10 days preceding conversion	$85,000
Conversion terms 9	45% of the lowest 3 closing prices in the 10 days preceding conversion	$277,500
Conversion terms 10	35% of the lowest 3 closing prices in the 10 days preceding conversion	$100,000
Conversion terms 11	Lesser of: 50% of average of the lowest 3 closing prices of the 20 days preceding conversion date or $0.05/share	$33,000
Conversion terms 12	50% of lowest trade price in preceding 20 days	$45,000
Conversion terms 13	80% of lowest trade price in preceding 30 days	$441,833
		$3,735,733
	Less original issue discount	$(87,650)
	Less debt issue costs	$(204,093)
	Net proceeds	$3,585,900

During the six months ended June 30, 2011, the Company converted  $1,077,138 in notes into 49,941,545 shares of the Company’s common stock at prices ranging from  $0.016 to  $0.036/per share, based upon the terms of the debt conversion.

During the six months ended June 30, 2011,  $278,600 in convertible debt was reclassified to demand loans due to the maturity of the notes.  The notes are unsecured and bear no interest.

The following is a summary of the Company’s convertible debt - secured:
Convertible debt – secured – derivative liabilities – December 31, 2010	$380,000
Issuance of convertible debt	3,735,733
Conversions of convertible debt to common stock	(1,077,138)
Conversions of convertible debt to demand loans	(278,600)
Convertible debt - secured – June 30, 2011	$2,759,995

On June 29, 2011, the Company issued a convertible note and warrants.  The note has an aggregate amount of  $2,651,000, of which the Company can draw down in a series of tranches.  As of June 30, 2011, the Company received  $400,000 net of original discount of  $41,833 under the following terms:

●	6% interest;
●	Due 48 months from drawdown date; and
●	Unsecured.

The warrants contain the following provisions:

●	one warrant to purchase common stock equal to $800,000 divided by 80% of the lowest trade price of the stock during the 30 days immediately preceding the issue date;
●	The number of warrants is variable; and
●	The warrants expire 5 years from issuance.

(B)	Conventional Convertible Debt – Secured

Terms of the Company’s conventional convertible debt are as follows:

●	Interest rate 8%;
●	All notes were due by December 31, 2010, and were converted in 2011;
●	Conversion of principal and accrued interest at rates ranging from 150% - 300%;
●	Secured by all assets of the Company; and
●	All conversion rates associated with these instruments were at or above market. There is no BCF.

During the six months ended June 30, 2011, the Company issued 7,226,649 shares of common stock, having a fair value of  $426,970 ( $0.06 -  $0.10/share) to settle convertible notes payable, originating prior to December 31, 2010, having a face value of  $225,000.  As a result, the Company recorded a loss on debt conversion of  $137,017.

The following is a summary of the Company’s conventional convertible debt - secured:
Conventional convertible debt - secured – December 31, 2010	$225,000
Settlement of debt through issuance of common stock	(225,000)
Conventional convertible debt - secured – June 30, 2011	$-

(C)	Secured Debt

During the six months ended June 30 2011,  $187,500 was converted into 7,500,000 shares of common stock, having a fair value of  $437,500 ( $0.058/share -  $0.059/share), based upon the quoted closing trading price. The Company recorded a loss on debt settlement of  $250,000.
The following is a summary of the Company’s secured debt:
Secured debt – December 31, 2010	$187,500
Settlement of debt through issuance of common stock	(187,500)
Secured debt – June 30, 2011	$-

(D)	Unsecured Debt

During the six months ended June 30, 2011,  $52,649 was converted into 1,337,445 shares of common stock, having a fair value of  $76,647 ( $0.101/share), based upon the quoted closing trading price. The Company recorded a loss on debt settlement of  $24,107.
The following is a summary of the Company’s unsecured debt:
Unsecured debt – December 31, 2010	$78,249
Settlement of debt through issuance of common stock	(52,649)
Unsecured debt – June 30, 2011	$25,600

(E)	Debt Issue Costs

The following is a summary of the Company’s debt issue costs:

Debt issue costs – net – December 31, 2010	$34,404
Issue costs paid during six months ended June 30, 2011	216,367
Amortization of debt issue costs – June 30, 2011	(134,233)
Debt issue costs – net – June 30, 2011	$116,538

(F) Debt Discount

During the six months ended June 30, 2011, the Company issued convertible debt with embedded derivatives and warrants. The Company recorded the derivatives and warrants at fair value and are amortizing the debt discount over the life of the debt.  Debt discount is as follows:

Debt discount balance at December 31, 2010	$331,261
Discount recorded for convertible notes issued during six months ended June 30, 2011	3,258,106
Accretion of debt discount to interest expense during the six months ended June 30, 2011	(2,899,959)
Debt discount balance at June 30, 2011	$689,408

Note 5 Debt

At December 31, 2010 and 2009, debt consists of the following:

	2010	2009

Convertible debt	$605,000	$897,500
Less: debt discount	(331,261)	(467,636)
Convertible debt - net	273,739	429,864

Secured debt	187,500	-

Unsecured debt	78,249	30,000

Total debt	539,488	459,864

Less: current portion	(289,488)	(459,864)

Long term debt	$250,000	$-

Debt in default of  $427,500 is included as a component of short-term debt. In 2011,  $347,500 of this total was settled with the issuance of stock.

(A)	Convertible Debt – Secured – Derivative Liabilities

During 2010, the Company issued convertible notes, totaling  $380,000, with the following provisions:

●	Interest rate 8%,
●	Default interest rate of 22% on notes aggregating $130,000,
●	Notes are due in May, June and September 2011 (short term - $130,000), and October and December 2013 (long term - $250,000),
●
Conversion rates equal to 60% or 70% of the market price on date of conversion by applying a specified formula that utilizes the average of quoted closing prices preceding the conversion date by 10 or 30 days, and then takes either lowest price in the period or the average of the three lowest; and

●	Secured by all assets of the Company

The investor is entitled at its option to convert all or part of the principal and accrued interest into shares of the Company’s common stock at a conversion price as discussed above.  The Company classified the embedded conversion feature as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle. See Note 6 regarding accounting for derivative liabilities.

In the first quarter of 2011, the Company issued 1,585,944 shares of common stock, having a fair value of  $91,235 ( $0.05 -  $0.06/share) to settle convertible notes payable, originating in 2010, having a face value of  $50,000.  As a result, the Company recorded a loss on debt conversion of  $41,235.

During 2010, the Company amortized  $48,739 to interest expense.

(B)	Conventional Convertible Debt - Secured

During 2010, the Company issued conventional convertible notes, totaling  $466,000, with the following provisions:

● Interest rate 8%,
● All notes were due by December 31, 2010,
● Conversion of principal and accrued interest at rates ranging from 150% - 300%; and
● Secured by all assets of the Company
● All conversion rates associated with these instruments were at or above market. There is no BCF.

In the first quarter of 2011, the Company issued 5,257,614 shares of common stock, having a fair value of  $384,407 ( $0.06 -  $0.10/share) to settle convertible notes payable, originating prior to December 31, 2010, having a face value of  $145,000.  As a result, the Company recorded a loss on debt conversion of  $239,407.

In 2010, the Company accrued  $22,770 for interest for all convertible debt.

In 2009, the Company issued  $897,500 in convertible notes under the same terms as discussed above.  The Company recorded a BCF of  $547,000, amortized  $79,364 and reflected a balance of  $429,864, which was amortized in full during 2010. The Company repaid  $5,000 in 2009.

Accrued interest on the 2009 debt was  $14,721.

(C)	Secured Debt

During February 2010, the Company issued original issue discount notes having a face value of  $187,500 for gross proceeds of  $150,000. The issuance costs of  $37,500 was recorded to interest expense and charged to additional paid in capital. These notes were non-interest bearing, secured by the Company’s accounts receivable and due in May 2010.  At December 31, 2010, these notes were in default.

These debt holders were also entitled to one share of common stock for every three dollars of principal invested.  The Company issued 50,000 shares of common stock, as additional interest expense, having a fair value of  $30,500 ( $0.61/share), based upon the quoted closing trading price.

In the first quarter of 2011,  $187,500 was converted into 7,500,000 shares of common stock, having a fair value of  $450,000 ( $0.06/share), based upon the quoted closing trading price. The Company recorded a loss on debt settlement of  $262,500. As of March 31, 2011, the balance of secured debt is  $0.

(D)	Unsecured Debt

During 2010, the Company executed loans, for  $1,144,608, with the following provisions:

●	Interest rate at 0%, 8%, or 10%,
●	Notes are due on demand, or; March 2010, December 2010 and September 2011

At December 31, 2010,  $15,000 was in default. However, in 2011, the Company issued 478,897 shares of common stock, having a fair value of  $47,889 ( $0.10/share), based upon the quoted closing trading price. The Company recorded a loss on debt settlement of  $29,389. As of March 31, 2011, the balance of unsecured debt is  $15,000.

In 2010, the Company accrued  $2,400 for interest.

In 2009, the Company executed loans for  $30,000.  The loans bore interest at 10% and was unsecured. At December 31, 2010, this debt was in default.

(E)	Debt Issue Costs

During the year ended 2010 and 2009, the Company paid debt issue costs totaling  $42,000 and  $0, respectively.

The following is a summary of the Company’s debt issue costs:

Debt issue costs paid – 2010	$42,000
Amortization of debt issue costs – 2010	(7,596)
Debt issue costs – net – 2010	$34,404

During 2010, the Company amortized  $7,596.

(F)	Debt Discount

During the year ended 2010 and 2009, the Company recorded debt discounts totaling  $380,000 and  $547,000, respectively.

The debt discount recorded in 2010 pertains to convertible debt that contains embedded conversion options that are required to bifurcated and reported at fair value (See Note 9).

In 2009, all debt discounts were associated with conventional convertible debt that contains a BCF.

Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Liabilities
Note 6 Derivative Liabilities

The Company identified conversion features embedded within convertible debt - secured (see Note 5(A)). The Company has determined that the features associated with the embedded conversion option should be accounted for at fair value as a derivative liability.

As a result of the application of ASC No. 815, the fair value of the conversion feature is summarized as follows:

Derivative liability balance at December 31, 2010	$622,944
Fair value at the commitment date for convertible notes issued during six months ended June 30, 2011	6,452,527
Reclassification of derivative liability to additional paid in capital	(1,284,928)
Fair value mark to market adjustment	(634,770)
Derivative liability balance at June 30, 2011	$5,155,773

The Company recorded the derivative liability to debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note.  The Company recorded a derivative expense for  $4,057,859 during the six months ended June 30, 2011.

The fair value at the commitment and remeasurement dates for embedded conversion features and warrants were based upon the following management assumptions:

	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	180%	180%
Expected term: conversion feature	0.08 – 3 years	0.04 – 2.93 years
Expected term: warrants	2.5 – 5 years	2.5 – 5 years
Risk free interest rate	0.11% - 2.76%	0.11 – 1.16%

Note 6 Derivative Liabilities

The Company identified conversion features embedded within convertible debt ( $380,000) issued in 2010 (see Note 5(B)). The Company has determined that the features associated with the embedded conversion option should be accounted for at fair value as a derivative liability.

As a result of the application of ASC No. 815, the fair value of the conversion feature is summarized as follow:

Derivative liability balance at December 31, 2009	$-
Fair value at the commitment date for convertible notes issued	473,638
Fair value mark to market adjustment	149,306
Derivative liability balance at December 31, 2010	$622,944

The Company recorded the derivative liability to debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note.  The Company recorded a derivative expense for  $93,638 for 2010.

The fair value at the commitment and remeasurement dates were based upon the following management assumptions:

	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term: conversion feature	0.75 – 3 years	0.37 – 2.92 years
Risk free interest rate	0.18% - 2.76%	0.19%

Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Deficit
Note 7 Stockholders’ Deficit

(A)	Common Stock

On April 18, 2011, the Company increased its authorized shares of common stock to 500,000,000.

During the six months ended June 30, 2011, the Company issued the following common stock:

Transaction Type	Quantity	Valuation	Loss on Settlement	Range of Value per Share
Conversion of debt (1)	66,005,639	$2,109,677	$411,124	$0.012–0.066
Settlement of accounts payable and accrued expenses (2)	54,746,257	$3,625,771	$2,130,949	$0.012–0.101
Services – rendered (3)	10,466,497	$510,681		$0.03–1.15
Services – prepaid stock compensation (4)	4,000,000	$251,500		$0.047–0.08
Contract settlement (5)	2,187,666	$126,885		$0.058
Shares in dispute (6)	3,500,000	$350	-	$0.0001
Total	133,906,059	$6,624,164	$2,542,073	$0.012–1.15

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock issued for cash and warrants, which was based upon the cash received. Stock issued in the conversion of preferred stock was recorded at par value.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1)	Conversion of Debt

The Company issued 66,005,639 shares of common stock to settle notes payable having a fair value of  $2,109,677 ( $0.012 -  $0.066/share), based upon the quoted closing trading price.  The Company also recorded a loss on settlement of  $411,124.

(2)	Settlement of Accounts Payable and Accrued Expense and Loss on Settlement

Of the total shares issued to settle accounts payable and accrued expenses, the Company issued 54,746,257 shares of common stock having a fair value of  $3,625,771 ( $0.016 -  $0.10/share), based upon the quoted closing trading price.  The Company settled  $1,494,822 in accounts payable and recorded a loss on settlement of  $2,130,949.

(3)	Stock Issued for Services

During six months ended June 30, 2011, the Company issued 10,466,497 ( $0.030 -  $1.15/share) shares of common stock for services, having a fair value of  $510,681 based upon the quoted closing trading price.

(4)	Prepaid Stock Compensation

During six months ended June 30, 2011, the Company issued 4,000,000 shares of common stock for future services, having a fair value of  $251,500 ( $0.047 -  $0.08/share), based upon the quoted closing trading price.  The agreements terminate during the periods July 2011 - November 2012.

The following represents the allocation of prepaid stock compensation:

	Short- Term	Long- Term	Total
Prepaid stock compensation - – December 31, 2010	$893,240	$1,088,131	$1,981,371
Prepaid issuances of stock for services	150,000	101,500	251,500
Reclassification from long-term to short-term	379,232	(379,232)	-
Amortization – 2011	(1,039,926)	-	(1,039,926)
Prepaid stock compensation – June 30, 2011	$382,546	$810,399	$1,192,945

(5)	Contract Settlement

In connection with litigation (See Note 8(A)), the Company issued stock that has been accounted for as a settlement expense and a component of other expense.

(6)	The Company cancelled 3,500,000 shares having a par value of $350 ( $0.0001). The Company is disputing the issuance of these shares due to non-performance by a consultant.

(B) Stock Options

On February 1, 2010, the Company’s board of directors and shareholders approved the 2010 Stock Incentive Plan (“2010 Plan”). The 2010 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to key employees and directors of the Company or its subsidiaries, consultants, advisors and service providers. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Internal Revenue Code of 1986, as amended. Only stock options granted to employees qualify for incentive stock option treatment. No incentive stock option shall be granted after February 1, 2020, which is 10 years from the date the 2010 Plan was initially adopted. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The 2010 Plan will be administered by the compensation committee. The compensation committee has full and exclusive power within the limitations set forth in the 2010 Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the 2010 Plan. The Compensation Committee will determine the appropriate mix of stock options and stock awards to be granted to best achieve the objectives of the 2010 Plan. The 2010 Plan may be amended by the Board or the compensation committee, without the approval of stockholders, but no such amendments may increase the number of shares issuable under the 2010 Plan or adversely affect any outstanding awards without the consent of the holders thereof. The total number of shares that may be issued shall not exceed 5,000,000, subject to adjustment in the event of certain recapitalizations, reorganizations and similar transactions.

The following is a summary of the Company’s stock option activity:
	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2010 – outstanding	2,767,500		$0.50		$-
Balance – December 31, 2010 – exercisable	2,767,500		$0.50		$-
Granted		$
Exercised		$
Forfeited		$
Balance – June 30, 2011 – outstanding	2,767,500		$0.50	1.25 years	$-
Balance - June 30, 2011 – exercisable	2,767,500		$0.50	1.25 years	$-

Grant date fair value of options granted – 2011		$
Weighted average grant date fair value – 2011		$

Outstanding options held by related parties – 2011	2,000,000
Exercisable options held by related parties – 2011	2,000,000
Fair value of stock options granted to related parties – 2011	$-

(C) Stock Warrants

During the six months ended June 30, 2011, the Company issued 58,893,333 stock warrants attached to certain convertible debt (Note 5A). The Company recorded the fair value of the discount to additional paid in capital.  The Company is amortizing the discount over the life of the convertible debt.

In addition, the Company issued 200,000 5 year stock purchase warrants with exercise prices ranging from  $0.08 -  $0.10 per share for services rendered.  The Company recorded an expense of  $16,200 as a result of the issuance.

The Company applied fair value accounting for stock warrant issuance. The fair value of each stock warrant granted is estimated on the date of issuance using the Black-Scholes option-pricing model. The Black-Scholes assumptions used at issuance are as follows:

Exercise price	$0.025 - $1.50
Expected dividends	0%
Expected volatility	180%
Risk fee interest rate	1.16%
Expected life of warrants	2.5 to 5 years
Expected forfeitures	0%

The following is a summary of the Company’s stock warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2010	750,000	$1.50
Exercisable – December 31, 2010	750,000	$1.50
Granted	59,093,333	$0.08
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2011	59,843,333	$0.09
Exercisable – June 30, 2011	59,843,333	$0.51

	Warrants Outstanding			Warrants Exercisable

Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.025- $1.50	59,843,333	2.64 years	$0.09	59,843,333	$0.09

At June 30, 2011 and December 31, 2010, the total intrinsic value of warrants outstanding and exercisable was  $0 and  $0, respectively.

Note 9 Stockholders’ Deficit

(A)	Series A, Convertible Preferred Stock

These shares were non-voting, and had no rights to dividends or liquidation value. However, this class of stock is convertible into 200 shares of common stock for each share held.

During 2010, the holders of the preferred stock converted all shares into 16,666,600 shares at par value.

(B)	Common Stock

In 2010, the Company issued the following common stock:

Transaction Type	Quantity	Valuation	Range of Value per Share
Reverse recapitalization	26,070,838	$-	-
Conversion of preferred stock	16,666,600	$16,667	$0.001
Conversion of convertible debt	7,708,906	$1,033,500	$0.05–0.67
Settlement of accounts payable (1)	9,014,286	$433,400	$0.05–0.42
Settlement of notes payable (2)	4,165,571	$1,191,064	$0.05–0.55
Settlement of notes payable - officer	7,161,548	$358,077	$0.05
Cash and warrants – net of payment in recapitalization of ( $25,107)	4,167,767	$1,503,569	$0.27-0.50
Services – rendered	22,457,214	$4,554,615	$0.05–1.16
Services – rendered – officers (bonus)	10,000,000	$5,300,000	$0.53
Services – prepaid stock compensation (5)	10,545,200	$2,734,548	$0.06–1.16
Contract settlement (3)	511,509	$100,000	$0.20
Extension of debt maturity date (4)	130,000	$95,500	$0.61–1.15
Secured debt offering	50,000	$30,500	$0.61
Total	118,649,439	$17,376,547	$0.001–1.16

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock issued for cash and warrants, which was based upon the cash received. Stock issued in the conversion of preferred stock was recorded at par value.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1)	Settlement of Accounts Payable and Loss on Settlement

Of the total shares issued to settle accounts payable, the Company issued 8,928,571 shares of common stock having a fair value of  $400,000 ( $0.045/share), based upon the quoted closing trading price.  The Company settled  $375,000 in accounts payable, paid a fee of  $25,000, and recorded a loss on settlement of  $112,500.

The Company also paid cash to settle accounts payable of  $84,715 and recorded a gain on settlement, as a result, the Company has recorded a total net loss on settlement of accounts payable of  $27,785.

(2)	Settlement of Notes payable

In connection with the stock issued to settle notes payable, the Company issued 1,965,571 shares of common stock having a fair value of  $1,081,064 ( $0.55/share), based upon the quoted closing trading price.  The Company settled  $678,325 in notes payable and recorded a loss on settlement of  $402,739.

(3)	Contract Settlement

In connection with litigation (See Note 8), the Company issued stock that has been accounted for as a settlement expense and a component of other expense.

(4)	Extension of Debt Maturity

The Company issued stock to extend the maturity date of certain notes and recorded additional interest expense.

(5) Prepaid Stock Compensation

During 2010, the Company issued 10,545,200 shares of commons stock for future services, having a fair value of  $2,734,548, based upon the quoted closing trading price.  The agreements commenced during the periods March – December 2010 and terminate during the periods     March 2011 - November 2012.

The following represents the allocation of prepaid stock compensation at December 31, 2010:

Prepaid expense that will be amortized in 2011	$893,240
Prepaid expense that will be amortized in 2012	1,088,131
$1,981,371

Prepaid stock compensation is include as a component of prepaid and other current and long term assets.

During the year ended December 31, 2010, the Company amortized  $768,637 to general and administrative expenses, of the total,  $572,238 was for advertising,  $137,322 was for professional fees and  $59,077 was for research and development.

(C) Stock Options

On February 1, 2010, the Company's board of directors and shareholders approved the 2010 Stock Incentive Plan ("2010 Plan"). The 2010 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to key employees and directors of the Company or its subsidiaries, consultants, advisors and service providers. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Internal Revenue Code of 1986, as amended. Only stock options granted to employees qualify for incentive stock option treatment. No incentive stock option shall be granted after February 1, 2020, which is 10 years from the date the 2010 Plan was initially adopted. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The 2010 Plan will be administered by the compensation committee. The compensation committee has full and exclusive power within the limitations set forth in the 2010 Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the 2010 Plan. The Compensation Committee will determine the appropriate mix of stock options and stock awards to be granted to best achieve the objectives of the Plan. The 2010 Plan may be amended by the Board or the compensation committee, without the approval of stockholders, but no such amendments may increase the number of shares issuable under the 2010 Plan or adversely affect any outstanding awards without the consent of the holders thereof. The total number of shares that may be issued shall not exceed 5,000,000, subject to adjustment in the event of certain recapitalizations, reorganizations and similar transactions.

On April 2, 2010, the Company's board of directors authorized the issuance of 2,767,500 stock options, having a fair value of  $630,990, which was expensed immediately since all stock options vested immediately.  These options expire on April 2, 2015.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the year ended December 31, 2010 is as follows:

Exercise price	$0.50
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	2.5 years
Expected forfeitures	0%

The following is a summary of the Company’s stock option activity:
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2009	-
Granted	2,767,500	$0.50
Exercised	(-)	$0.50
Forfeited	(-)	$-
Balance – December 31, 2010 – outstanding	2,767,500	$0.50	1.75 years	$-
Balance – December 31, 2010 – exercisable	2,767,500	$0.50	1.75 years	$-

Grant date fair value of options granted – 2010		$630,990
Weighted average grant date fair value – 2010		$0.50

Outstanding options held by related parties – 2010	2,000,000
Exercisable options held by related parties – 2010	2,000,000
Fair value of stock options granted to related parties - 2010	$456,000

(D) Stock Warrants

During 2010, the Company issued cash with warrants (See Note 12(B)) above.  The Company issued 750,000 five-year warrants, with an exercise price of  $1.50/share.

The following is a summary of the Company’s stock warrant activity:

	Number of Warrants	Weighted Average Exercise Price
Balance as December 31, 2009	-	$-
Granted	750,000	$1.50
Exercised	-	$-
Forfeited	-	$-
Balance as December 31, 2010	750,000	$1.50

(E) 2009 Equity Transactions

During 2009, a member forgave  $16,508 of prior cash advances.

During 2009, the Company issued member units for  $87,500.

All transactions in 2009 were charged to members’ equity, and have been presented in the financial statements as a component of additional paid in capital totaling  $104,008.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies
Note 8 Commitments and Contingencies

(A)	Factoring Agreement

In April 2010, the Company entered into a factoring agreement and sold its accounts receivable.  During 2010, the Company entered into legal proceedings with the factor, as a result of the Company’s customers not remitting funds directly to the factor.

A settlement, of  $96,783, was reached on November 10, 2010. During 2010, the Company repaid  $25,000, leaving a remaining balance of  $71,783 due to factor.  In January 2011, the Company paid  $10,000.

On February 28, 2011, the remaining  $65,930, inclusive of fees and interest, was settled with the issuance of 2,187,666 shares of common stock, having a fair value of  $126,885 ( $0.058/share), based upon the quoted closing trading price. The Company recorded a loss on this debt settlement of  $60,955.

At June 30, 2011, the Company no longer factors its accounts receivable.

(B) Litigations, Claims and Assessments

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.

The Company is currently aware of the following legal proceeding that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results:

On December 22, 2010, the Company became involved in a business dispute with a manufacturer, seller and distributor of their product line (the “manufacturer”) regarding their respective obligations. The parties settled their dispute in private mediation.  As a result of the settlement, the Company agreed to pay a maximum of  $425,000.  The Company issued 511,509 shares in 2010 of common stock having a fair value of  $100,000.  The Company settlement the balance due in 2011, by issuing 4,932,500 shares of common stock, having a fair value of  $187,435( $0.038/share), based upon the quoted closing settled trading price.  The Company recorded a loss on debt settlement of  $88,785.

(C) Taxes

As of June 30, 2011, accounts payable and accrued expenses included a balance of approximately  $320,000 pertaining to accrued payroll taxes.  The taxes represent employee withholdings that have yet to be remitted to the taxing agencies. The balance consists of the following;

Prior to the Company becoming a publicly traded company in February 2010, the Company existed as an LLC, which had accrued payroll taxes/penalties/interest of approximately  $53,000.

As of the filing of this report, the Company repaid approximately  $170,000.  The remaining  $150,000 is expected to be repaid in the third quarter of 2011

Accrued payroll taxes – MusclePharm, Inc.	$222,000
Accrued payroll taxes/penalties/interest – MusclePharm, LLC	$53,000
Accrued penalties and interest - MusclePharm, Inc	$45,000
$320,000
Payment in July 2011	$(170,000)
Balance due	$150,000

Note 8 Contingencies

(A)	Operating Lease

In August 2010, the Company leased office space under a non-cancelable operating lease, expiring in December 2015.

Future minimum annual rental payments are as follows:

Year Ended December 31,

2011	$81,193
2012	87,560
2013	93,448
2014	99,576
2015	105,704

Total minimum lease payments	$467,481

Rent expense for the years ended December 31, 2010 and 2009 was  $138,357 and  $22,260, respectively.

(B)	Factoring Agreement

In April 2010, the Company entered into a factoring agreement (the "agreement") and sold its accounts receivable.  During 2010, the Company entered into legal proceedings with the factor, as a result of the Company’s customers not remitting funds directly to the factor.

A settlement, of  $96,783, was reached. During 2010, the Company repaid  $25,000, leaving a remaining balance of  $71,783 due to factor.  In January 2011, the Company paid  $10,000.

At December 31, 2010, the Company no longer factors its accounts receivable.

On February 28, 2011, the remaining  $65,930, inclusive of fees and interest, was settled with the issuance of 2,187,666 shares of common stock, having a fair value of  $131,206 ( $0.06/share), based upon the quoted closing trading price. The Company recorded a loss on debt settlement of  $65,330.

(C) Litigations, Claims and Assessments

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.

The Company is not currently aware of any legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results:

Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Event
Note 9 Subsequent Event

Conversion of Debt and Demand Loans and Accrued Interest

During the period July 1, 2011 to August 15, 2011, 10 noteholders converted common stock payable and notes totaling  $471,847 into 29,383,074 shares of the Company’s common stock. The amounts previously accounted for as common stock payable reflected the fact that the Company had received conversion notices from its debt holders, but did not have sufficient authorized shares to settle these conversions.

Issuance of Stock for Services

On July 31, 2011, the Company issued a consultant 375,000 shares, for services rendered, having a fair value of  $15,000 ( $0.04/share), based upon the fair value of services rendered.

Issuance of Stock for Cash

On July 7, 2011, the Company issued 20,000,000 shares of common stock  for  $500,000 ( $0.025/share).

Endorsement Contract

On July 20, 2011, the Company entered into a two-year endorsement agreement with a celebrity athlete.  The athlete will evaluate and promote certain Company products as well as consent to the use his of name, photograph, appearance, likeness, reputation, voice and signature, as is customary in endorsement agreements.  In return, the athlete will receive the following compensation:

•	Cash compensation: $200,000 per year;

•	$100,000 in stock based compensation payable over the term of the contract; and

•	Additional cash and stock compensation based on the athlete achieving various milestones in profession.

Note 11 Subsequent Events

During the period January 1, 2011 – March 31, 2011, the Company had the following debt transactions:

(A) Convertible Debt – Secured – Derivative Liabilities

The Company issued convertible notes totaling  $1,103,592.  These notes had the following provisions:

●	Interest rate 8%,
●	Notes are due between 9 days and 1 year from issuance,
●	Conversion rates equal to a variable percentage by applying a specified formula that utilizes the average of quoted closing prices; and
●	Unsecured

The investor is entitled at its option to convert all or part of the principal and accrued interest into shares of the Company’s common stock at a conversion price as discussed above.  The Company classified the embedded conversion feature as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle. The Company will compute the fair value of these instruments using a black-scholes option pricing model.

4,528,885 shares of common stock were issued in connection with the conversion of approximately  $179,000.  The Company recorded a loss on debt conversion of approximately  $179,000.

The Company paid debt issue costs of approximately  $43,000.

The Company also issued 3,000,000, 3.5 year warrants with an exercise price of  $0.025/share, expiring August 28, 2014

(B) Stock Issued to Settle Accounts Payable

In the first quarter of 2011, the Company issued 19,177,850 shares of common stock, having a fair value of  $1,782,147 ( $0.06 -  $0.12/share), based upon the quoted closing trading price, to settle accounts payable with a face value of  $673,561.  As a result, the Company recorded a loss on settlement of accounts payable of  $1,108,586.

(C) Stock Issued for Services

In the first quarter of 2011, the Company issued 200,000 shares of common stock for services rendered, having a fair value of  $14,000 ( $0.07/share), based upon the quoted closing trading price.

(D) Prepaid Stock Compensation

In the first quarter of 2011, the Company issued 2,500,000 shares of common stock for future services, having a fair value of  $150,000, based upon the quoted closing trading price.  The agreement commenced February 2011 and terminates August 2011.

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Nature of Operations and Summary of Significant Accounting Policies
Note 1 Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

MusclePharm Corporation (the “Company”, or “MP”), was organized as a limited liability company in the State of Colorado on April 22, 2008.  On February 18, 2010, the Company executed a reverse recapitalization with Tone in Twenty, Inc. and changed its name to MP (See Note 3).

The Company markets branded sports nutrition products.

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company's operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non confirming events. Accordingly, the actual results could differ significantly from estimates.

Principles of Consolidation

All inter-company accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents.  At December 31, 2010 and 2009, the Company had no cash equivalents.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits.  At December 31, 2010 and 2009, there were no balances that exceeded the federally insured limit.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices.

Accounts receivable at December 31, 2010 and 2009 was as follows:

Accounts receivable	$542,863	$112,297
Less: allowance for doubtful accounts	(116,102)	(821)
Accounts receivable – net	$426,761	$111,476

The Company recorded bad debt expense of  $119,468 and  $0 for the years ending December 31, 2010 and 2009, respectively.

During 2010 and 2009, the Company had the following concentrations of accounts receivable with customers:

Customer	2010	2009
A	40%	32%
B	24%	-%
C	11%	-%
D	-%	30%
E	-%	20%
F	-%	11%

Inventory

During 2009, the Company maintained finished goods inventory of  $4,245, which was stated at the lower of cost or market. Costs were determined by the first-in first-out or average cost methods. The Company also had deposits on inventory of  $32,116, which was delivered in 2010.

At December 31, 2010, the Company did not manufacture or physically hold any inventory.  Inventory is held and distributed by the Company’s co-manufacturers.

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that an impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

		2010	2009
Derivative liabilities	Level 2	$622,944	$-

The Company's financial instruments consisted primarily of cash, accounts receivable, prepaids, accounts payable, accrued liabilities, and short term debt. The carrying amounts of the Company's financial instruments generally approximated their fair values as of December 31, 2010 and 2009, respectively, due to the short-term nature of these instruments.

Revenue Recognition

The Company records revenue when all of the following have occurred; (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery.  The Company records sales allowances and discounts as a direct reduction of sales.  Sales for the years ended December 31, 2010 and 2009 are as follows:

	2010	2009
Sales	$4,199,959	$1,385,117
Discounts	152,664	367,201
Sales – net	$4,047,295	$1,017,916

The Company has an informal 7-day right of return for products. However, there were nominal returns in 2010 and 2009.

During 2010 and 2009, the Company had the following concentrations of revenues with customers:

Customer	2010	2009
A	42%	20%
B	12%	-%
C	-%	19%
D	-%	14%
E	-%	13%

Deferred Revenue

As of December 31, 2010 and 2009, the Company had received  $75,733 and  $15,018 from international customers in advance of shipping products.

Cost of Sales

Cost of sales represents costs directly related to the production and manufacturing of the Company’s products.

Shipping and Handling

Product sold is typically shipped directly to the customer from the manufacturer.  Any freight billed to customers is offset against shipping costs and included in cost of goods sales.

Advertising

The Company expenses advertising costs when incurred.

Advertising for the years ended December 31, 2010 and 2009 are as follows:

2010	2009
$7,084,955	$1,069,308

Income Taxes

In 2009 and through February 18, 2010, the Company was taxed as a pass-through entity (LLC) under the Internal Revenue Code and was not subject to federal and state income taxes; accordingly, no provision had been made. The financial statements reflect the LLC’s transactions without adjustment, if any, required for income tax purposes for the year ended December 31, 2009 and through February 18, 2010. In computing the expected tax benefit, the Company reflected a net loss of  $19,169,454 for the period from February 18, 2010 to December 31, 2010

From February 18, 2010 through December 31, 2010, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (included in FASB ASC Subtopic 740-10, Income Taxes — Overall), as of January 1, 2009, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense. There were none for the years ended December 31, 2010 and 2009.

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a "beneficial conversion feature" ("BCF") and related debt discount.

When the Company records a BCF, the relative fair value of the BCF would be recorded as a debt discount against the face amount of the respective debt instrument. The discount would be amortized to interest expense over the life of the debt.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt.  These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount.  The original issue discount is recorded to debt discount, reducing the face amount of the note and is amortized to interest expense over the life of the debt.

Share-based payments

Generally, all forms of share-based payments, including stock option grants, warrants, restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest.  Share-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Earnings per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by weighted average number of shares of common stock outstanding during each period.  Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

Since the Company reflected a net loss in 2010 and 2009, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents at December 31, 2010 and 2009:

	2010	2009
Stock options (exercise price - $0.50/share)	2,767,500	-
Warrants (exercise price - $1.50/share)	750,000	-
Convertible debt	11,197,139	571,486
Total common stock equivalents	14,714,639	571,486

In the above table, some of the outstanding convertible debt from 2010 contains ratchet provisions that would cause variability in the exercise price at the balance sheet date.  As a result, common stock equivalents could change at each reporting period.

In connection with the reverse recapitalization, all share and per share amounts have been retroactively restated.

Reclassification

In connection with the reverse recapitalization, common stock and additional paid in capital have been changed to reflect the transaction to the earliest period presented, as well as other reclassifications to conform 2009 to the 2010 financial statement presentation. There is no impact to operations or cash flows.

Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements. This update requires new disclosures on significant transfers of assets and liabilities between Level 1 and Level 2 of the fair value hierarchy (including the reasons for these transfers) and the reasons for any transfers in or out of Level 3. This update also requires a reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition to these new disclosure requirements, this update clarifies certain existing disclosure requirements. For example, this update clarifies that reporting entities are required to provide fair value measurement disclosures for each class of assets and liabilities rather than each major category of assets and liabilities. This update also clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. This update will become effective for the Company with the interim and annual reporting period beginning January 1, 2010, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will become effective for the Company with the interim and annual reporting period beginning January 1, 2011. The Company will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. Other than requiring additional disclosures, adoption of this update will not have a material effect on the Company's financial statements.

In July 2010, the FASB issued ASU 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 is to provide financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. The disclosures about activity that occurs during the reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010.  The Company does not expect the provisions of ASU 2010-20 to have a material effect on its financial position, results of operations or cash flows.

In August 2010, the FASB issued an exposure draft on lease accounting that would require entities to recognize assets and liabilities arising from lease contracts on the balance sheet. The proposed exposure draft states that lessees and lessors should apply a “right-of-use model” in accounting for all leases. Under the proposed model, lessees would recognize an asset for the right to use the leased asset, and a liability for the obligation to make rental payments over the lease term. The lease term is defined as the longest possible term that is “more likely than not” to occur. The accounting by a lessor would reflect its retained exposure to the risks or benefits of the underlying leased asset. A lessor would recognize an asset representing its right to receive lease payments based on the expected term of the lease. Comments on this exposure draft were due by December 15, 2010 and the final standard is expected to be issued in the second quarter of 2011. The Company believes that the proposed standard, as currently drafted, will have neither a material impact on its reported financial position and reported results of operations, nor a material impact on the liquidity of the Company.

In August 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-05, Measuring Liabilities at Fair Value, or ASU 2010-05, which amends ASC 820 to provide clarification of a circumstance in which a quoted price in an active market for an identical liability is not available. A reporting entity is required to measure fair value using one or more of the following methods: 1) a valuation technique that uses a) the quoted price of the identical liability when traded as an asset or b) quoted prices for similar liabilities (or similar liabilities when traded as assets) and/or 2) a valuation technique that is consistent with the principles of ASC 820. ASU 2010-05 also clarifies that when estimating the fair value of a liability, a reporting entity is not required to adjust to include inputs relating to the existence of transfer restrictions on that liability. The adoption did not have a material impact on our consolidated financial statements

In December 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-29, Business Combinations (Topic 805) – Disclosure of Supplementary Pro Forma Information for Business Combinations. This ASU requires a public entity to disclose pro forma information for business combinations that occurred in the current reporting period. The disclosures include pro forma revenue and earnings of the combined entity for the current reporting period as though the acquisition date for all business combinations that occurred during the year had been as of the beginning of the annual reporting period. If comparative financial statements are presented, the pro forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been as of the beginning of the comparable prior annual reporting period. ASU 2010-29 affects any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  Early adoption is permitted. The Company does not expect the provisions of ASU 2010-29 to have an effect on its financial position, results of operations or cash flows.

Reverse Recapitalization	12 Months Ended
Dec. 31, 2010
Reverse Recapitalization
Note 3 Reverse Recapitalization

On February 18, 2010, the Company merged with Tone in Twenty, Inc. (“TIT”), a then public shell corporation, and MP became the surviving corporation, in a transaction treated as a reverse recapitalization. TIT did not have any operations and majority-voting control was transferred to MP.

In the recapitalization, MP acquired 26,000,000 shares of common stock from TIT in exchange for all member units in MP.  Prior to the transaction, the Company paid approximately  $25,000 to a former executive of TIT to acquire 366,662 of the 437,500 shares issued and outstanding, these shares were then immediately cancelled and retired.  The remaining 70,838 shares were held by the selling stockholders as a deemed issuance in the recapitalization. After the transaction, there were 26,070,838 shares issued and outstanding.  The transaction resulted in MP acquiring 99.7% control.

The transaction also requires a recapitalization of MP. Since MP acquired a controlling voting interest, it was deemed the accounting acquirer, while TIT was deemed the legal acquirer. The historical financial statements of the Company are those of MP and of the consolidated entities from the date of recapitalization and subsequent.

Since the transaction is considered a reverse recapitalization, the presentation of pro-forma financial information was not required.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Note 7 Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due.  Deferred taxes relate to differences between the basis of assets and liabilities for financial and income tax reporting will be either taxable or deductible when the assets or liabilities are recovered or settled.  The difference between the basis of assets and liabilities for financial and income tax reporting are not material, therefore, the provision for income taxes from operations consist of income taxes currently payable.

At December 31, 2010, the Company has a net operating loss carry-forward of approximately  $5,400,000 available to offset future taxable income expiring through 2030. Utilization of future net operating losses may be limited due to potential ownership changes under Section 382 of the Internal Revenue Code.

The valuation allowance at December 31, 2009 was  $0. The net change in valuation allowance during the year ended December 31, 2010 was an increase of approximately  $2,500,000. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2010.

The effects of temporary differences that gave rise to significant portions of deferred tax assets at December 31, 2010 and 2009 are as follows:
	December 31, 2010	December 31, 2009

Net operating loss carry forward	$1,986,000		$-
Amortization of debt discount and debt issue costs	465,000		-
Bad debt	44,000		-
Valuation allowance	(2,495,000)		-
Net deferred tax asset	$-	$

There was no income tax expense for the year ended December 31, 2010 due to the Company’s net losses.

The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2010, (computed by applying the Federal Corporate tax rate of 34% to loss before taxes and 4.6% for State Corporate taxes (Colorado), the blended rate used was 37.01%), as follows:

	December 31, 2010	December 31, 2009
Current federal tax benefit	$(6,216,000)	$-
Current state tax benefit	(888,000)	-
Derivative expense	35,000	-
Change in fair value of derivative liability	55,000	-
Loss on settlement of accounts payable	161,000	-
Non-deductible stock compensation	4,354,000	-
Non-deductible meals and entertainment	4,000	-

Change in valuation allowance	2,495,000	-
Income tax benefit	$-	$-

Due to Related Parties	12 Months Ended
Dec. 31, 2010
Due to Related Parties
Note 10 Due to Related Parties

In 2009, the Company's officers used personal credit cards for business related expenses of  $27,929.  The amounts were repaid in 2010.  The Company no longer uses officer credit cards.